S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 20, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the Rights, Class A Ordinary Shares, units, founder shares and private placement units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Rights, Class A ordinary shares, units, founder shares and any securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares	180 days after the effective date of the registration statement of which this prospectus forms a part	Our directors, officers and Oceanhawk Sponsor (including any members)

Transfers permitted (i) with the prior written consent of The Benchmark Company, LLC and (ii) to any transfer of founder shares to any current officer or current or future independent director of the Company (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer)

Founder shares

180 days after the completion of our initial business combination. Notwithstanding the above, 100% of any founder shares will become immediately transferable, subsequent to any initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other

Our directors, officers and Oceanhawk Sponsor (including any members)

Transfers permitted to (a) (i) Oceanhawk Sponsor’s members, (ii) the directors or officers of the Company, Oceanhawk Sponsor or Oceanhawk Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, Oceanhawk Sponsor, Oceanhawk Sponsor’s members, (iv) any members or partners of Oceanhawk Sponsor or Oceanhawk Sponsor’s members, or their respective affiliates, or any affiliates of Oceanhawk Sponsor or Oceanhawk Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of Delaware law, by virtue of Oceanhawk Sponsor’s limited liability agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of Oceanhawk Sponsor or by virtue of the constitutional, organization or formational documents of a subsidiary of Oceanhawk Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination; provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Private placement units	30 days after the completion of our initial business combination and 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))	Our directors, officers, Oceanhawk Sponsor (including any members) and The Benchmark Company, LLC and The Benchmark Company, LLC	Same as above and 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))
Units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Our directors, officers and Oceanhawk Sponsor (including any members)	Same as above